JTD
Nuveen Tax-Advantaged Dividend Growth Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 144.6% (98.5% of Total Investments)
	COMMON STOCKS – 108.0% (73.6% of Total Investments)
	Aerospace & Defense – 2.9%
107,807	BAE Systems PLC, (2)	$2,700,565
9,388	Lockheed Martin Corp	3,598,233
	Total Aerospace & Defense	6,298,798
	Banks – 4.4%
36,760	BOC Hong Kong Holdings Ltd, (2)	1,959,676
35,279	JPMorgan Chase & Co	3,396,309
87,587	Toronto-Dominion Bank	4,050,023
	Total Banks	9,406,008
	Beverages – 1.5%
22,986	PepsiCo Inc, (3)	3,185,860
	Biotechnology – 2.5%
32,333	AbbVie Inc, (4)	2,832,047
138,648	Grifols SA, (3)	2,405,543
	Total Biotechnology	5,237,590
	Building Products – 1.2%
21,259	Trane Technologies PLC	2,577,654
	Capital Markets – 3.4%
34,148	Charles Schwab Corp, (3)	1,237,182
9,964	CME Group Inc, (4)	1,667,077
49,659	Macquarie Group Ltd, (2)	4,288,054
	Total Capital Markets	7,192,313
	Chemicals – 6.5%
34,532	International Flavors & Fragrances Inc, (3)	4,228,444
144,464	Koninklijke DSM NV, (2)	5,970,697
16,062	Linde PLC, (3)	3,824,844
	Total Chemicals	14,023,985
	Communications Equipment – 2.5%
66,477	Cisco Systems Inc	2,618,529
17,396	Motorola Solutions Inc, (4)	2,727,867
	Total Communications Equipment	5,346,396
	Consumer Finance – 1.1%
23,439	American Express Co	2,349,760

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Containers & Packaging – 2.8%
393,431	Amcor PLC, (3)	$4,347,413
14,463	Packaging Corp of America, (3)	1,577,190
	Total Containers & Packaging	5,924,603
	Diversified Financial Services – 1.4%
49,239	ORIX Corp	3,080,884
	Diversified Telecommunication Services – 2.9%
95,951	AT&T Inc	2,735,563
268,016	HKT Trust & HKT Ltd, (2)	3,548,183
	Total Diversified Telecommunication Services	6,283,746
	Electric Utilities – 3.0%
11,551	NextEra Energy Inc, (3)	3,206,096
203,027	SSE PLC, (2)	3,167,221
	Total Electric Utilities	6,373,317
	Electronic Equipment, Instruments & Components – 0.8%
65,649	Alps Alpine Co Ltd, (2)	1,751,804
	Entertainment – 1.7%
29,004	Walt Disney Co, (4), (5)	3,598,816
	Food Products – 4.5%
323,737	Danone SA, (2), (3)	4,172,970
35,640	Mondelez International Inc, Class A	2,047,518
28,733	Nestle SA, (2), (3)	3,426,554
	Total Food Products	9,647,042
	Gas Utilities – 1.6%
341,866	Snam SpA, (2)	3,518,998
	Health Care Equipment & Supplies – 1.1%
21,993	Medtronic PLC	2,285,512
	Health Care Providers & Services – 3.8%
9,458	Anthem Inc, (4)	2,540,324
18,004	UnitedHealth Group Inc, (3), (4)	5,613,107
	Total Health Care Providers & Services	8,153,431
	Hotels, Restaurants & Leisure – 2.5%
11,293	McDonald's Corp, (3)	2,478,701
51,301	Restaurant Brands International Inc, (4)	2,950,320
	Total Hotels, Restaurants & Leisure	5,429,021
	Household Products – 3.0%
34,828	Colgate-Palmolive Co, (4)	2,686,980

Shares	Description (1)	Value
	Household Products (continued)
191,864	Reckitt Benckiser Group PLC, (2), (3)	$3,770,128
	Total Household Products	6,457,108
	Industrial Conglomerates – 1.3%
17,159	Honeywell International Inc, (3)	2,824,543
	Insurance – 3.2%
69,039	AIA Group Ltd, (2)	2,751,204
14,526	Chubb Ltd	1,686,759
21,655	Marsh & McLennan Cos Inc	2,483,829
	Total Insurance	6,921,792
	IT Services – 4.7%
23,524	Accenture PLC, (4)	5,316,189
32,057	Fidelity National Information Services Inc	4,719,111
	Total IT Services	10,035,300
	Media – 2.0%
94,475	Comcast Corp, Class A, (4)	4,370,413
	Multi-Utilities – 1.2%
26,753	WEC Energy Group Inc, (4)	2,592,366
	Oil, Gas & Consumable Fuels – 4.6%
24,355	Chevron Corp, (3)	1,753,560
102,301	Enbridge Inc, (3)	2,987,189
52,314	Phillips 66, (3)	2,711,958
71,485	TOTAL SE	2,451,935
	Total Oil, Gas & Consumable Fuels	9,904,642
	Personal Products – 1.7%
57,905	Unilever PLC, (3)	3,571,580
	Pharmaceuticals – 9.5%
174,533	Astellas Pharma Inc, (2)	2,602,287
33,511	Johnson & Johnson, (3)	4,989,118
39,759	Merck & Co Inc, (3)	3,298,009
68,795	Novo Nordisk A/S, (3)	4,776,437
95,845	Sanofi, (3)	4,808,543
	Total Pharmaceuticals	20,474,394
	Professional Services – 1.4%
82,025	Experian PLC, (2)	3,088,241
	Real Estate Management & Development – 1.4%
747,797	CapitaLand Ltd, (2)	3,057,817

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Road & Rail – 1.7%
18,140	Union Pacific Corp, (3), (4)	$3,571,222
	Semiconductors & Semiconductor Equipment – 1.5%
22,981	Texas Instruments Inc	3,281,457
	Software – 5.3%
28,476	Microsoft Corp, (4)	5,989,357
34,421	SAP SE, (3)	5,363,136
	Total Software	11,352,493
	Specialty Retail – 2.4%
31,023	Lowe's Cos Inc, (3)	5,145,475
	Technology Hardware, Storage & Peripherals – 2.8%
51,208	Apple Inc, (3)	5,930,398
	Textiles, Apparel & Luxury Goods – 1.4%
31,334	LVMH Moet Hennessy Louis Vuitton SE, (2)	2,952,603
	Tobacco – 1.3%
37,983	Philip Morris International Inc, (3)	2,848,345
	Trading Companies & Distributors – 2.5%
105,085	ITOCHU Corp, (2)	5,403,471
	Wireless Telecommunication Services – 3.0%
307,984	KDDI Corp, (2)	3,868,279
190,080	Vodafone Group PLC, (3)	2,550,874
	Total Wireless Telecommunication Services	6,419,153
	Total Common Stocks (cost $181,998,980)	231,868,351

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 16.6% (11.3% of Total Investments)
	Automobiles – 0.5%
$100	General Motors Financial Co Inc	5.700%	N/A (7)	BB+	$100,375
870	General Motors Financial Co Inc	6.500%	N/A (7)	BB+	864,868
970	Total Automobiles				965,243
	Banks – 8.6%
170	Bank of America Corp	6.300%	N/A (7)	BBB	192,117
2,110	Bank of America Corp	6.500%	N/A (7)	BBB	2,345,265
1,700	CIT Group Inc	5.800%	N/A (7)	Ba3	1,366,902
1,975	Citigroup Inc	6.250%	N/A (7)	BBB-	2,193,632
925	Citizens Financial Group Inc, (3-Month LIBOR reference rate + 3.960% spread)	4.264%	N/A (7)	BB+	891,700

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	Banks (continued)
$275	CoBank ACB, 144A	6.250%	N/A (7)	BBB+	$290,125
125	JPMorgan Chase & Co	6.100%	N/A (7)	BBB+	131,250
2,650	JPMorgan Chase & Co	6.750%	N/A (7)	BBB+	2,868,625
625	Lloyds Bank PLC, 144A	12.000%	N/A (7)	Baa3	714,063
975	M&T Bank Corp	6.450%	N/A (7)	Baa2	1,045,688
2,000	PNC Financial Services Group Inc	6.750%	N/A (7)	Baa2	2,050,599
380	Regions Financial Corp	5.750%	N/A (7)	BB+	405,650
1,125	Truist Financial Corp	4.950%	N/A (7)	Baa2	1,184,062
1,500	Wells Fargo & Co	5.875%	N/A (7)	Baa2	1,616,100
1,150	Zions Bancorp NA	7.200%	N/A (7)	BB+	1,185,098
17,685	Total Banks				18,480,876
	Capital Markets – 0.8%
550	Charles Schwab Corp	7.000%	N/A (7)	BBB	579,909
550	Goldman Sachs Group Inc	5.300%	N/A (7)	BBB-	583,632
665	Morgan Stanley, (3-Month LIBOR reference rate + 3.810% spread)	4.085%	N/A (7)	BBB-	650,317
1,765	Total Capital Markets				1,813,858
	Consumer Finance – 0.7%
845	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread)	4.046%	N/A (7)	Baa3	746,921
850	Discover Financial Services	5.500%	N/A (7)	Ba2	809,242
1,695	Total Consumer Finance				1,556,163
	Diversified Financial Services – 0.5%
990	Voya Financial Inc	6.125%	N/A (7)	BBB-	1,014,750
	Electric Utilities – 1.3%
1,610	Emera Inc	6.750%	6/15/76	BB+	1,787,100
850	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	963,196
2,460	Total Electric Utilities				2,750,296
	Food Products – 0.9%
1,950	Land O' Lakes Inc, 144A	8.000%	N/A (7)	BB	1,881,750
	Insurance – 2.5%
325	Enstar Finance LLC	5.750%	9/01/40	BB+	330,940
895	Liberty Mutual Group Inc, 144A	7.800%	3/15/37	Baa3	1,087,238
300	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	413,340
150	MetLife Inc, 144A	9.250%	4/08/38	BBB	226,789
1,000	MetLife Inc	10.750%	8/01/39	BBB	1,625,222
1,000	Nationwide Financial Services Inc	6.750%	5/15/37	Baa2	1,176,592

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	Insurance (continued)
$500	Progressive Corp	5.375%	N/A (7)	BBB+	$500,000
4,170	Total Insurance				5,360,121
	Multi-Utilities – 0.3%
575	Sempra Energy	4.875%	N/A (7)	BBB-	590,813
	Oil, Gas & Consumable Fuels – 0.3%
625	Transcanada Trust	5.875%	8/15/76	BBB	665,625
	U.S. Agency – 0.2%
525	Farm Credit Bank of Texas, 144A	6.200%	N/A (7)	BBB+	525,000
$33,410	Total $1,000 Par (or similar) Institutional Preferred (cost $34,287,170)				35,604,495

Shares	Description (1)	Coupon	Ratings (6)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 13.3% (9.0% of Total Investments)
	Banks – 4.2%
30,400	Citigroup Inc	7.125%	BBB-	$854,544
8,700	CoBank ACB, 144A, (2)	6.250%	BBB+	904,800
2,209	CoBank ACB, (2)	6.125%	BBB+	225,031
4,750	Farm Credit Bank of Texas, 144A, (2)	6.750%	Baa1	498,750
29,100	Fifth Third Bancorp	6.625%	Baa3	776,679
31,541	FNB Corp/PA	7.250%	Ba1	930,775
32,000	Huntington Bancshares Inc/OH	6.250%	Baa3	808,960
32,975	KeyCorp	6.125%	Baa3	961,551
14,188	People's United Financial Inc	5.625%	BB+	381,515
15,687	Regions Financial Corp	6.375%	BB+	434,530
56,493	US Bancorp	6.500%	A3	1,504,973
30,108	Western Alliance Bancorp	6.250%	N/R	782,808
	Total Banks			9,064,916
	Capital Markets – 2.3%
11,100	B Riley Financial Inc	7.500%	N/R	274,392
5,712	B Riley Financial Inc	7.250%	N/R	139,373
48,779	Charles Schwab Corp	6.000%	BBB	1,241,426
15,175	Cowen Inc	7.350%	N/R	390,149
58,535	Morgan Stanley	7.125%	BBB-	1,615,566
31,470	Stifel Financial Corp	6.250%	BB-	804,373
20,626	Stifel Financial Corp	6.250%	BB-	548,239
	Total Capital Markets			5,013,518
	Consumer Finance – 1.0%
21,300	Capital One Financial Corp	5.000%	Baa3	534,204
49,015	GMAC Capital Trust I	6.065%	BB-	1,223,905

Shares	Description (1)	Coupon	Ratings (6)	Value
	Consumer Finance (continued)
17,000	Synchrony Financial	5.625%	BB-	$418,540
	Total Consumer Finance			2,176,649
	Diversified Telecommunication Services – 0.4%
11,563	Qwest Corp	7.000%	BBB-	295,319
19,700	Qwest Corp	6.750%	BBB-	507,669
	Total Diversified Telecommunication Services			802,988
	Food Products – 1.1%
550	CHS Inc	7.875%	N/R	15,284
39,675	CHS Inc	7.100%	N/R	1,057,339
48,065	CHS Inc	6.750%	N/R	1,261,706
	Total Food Products			2,334,329
	Insurance – 2.9%
32,616	Argo Group US Inc	6.500%	BBB-	835,296
35,836	Athene Holding Ltd	6.350%	BBB-	962,197
10,800	Athene Holding Ltd	6.375%	BBB-	292,680
32,400	Enstar Group Ltd	7.000%	BB+	851,148
30,450	Globe Life Inc	6.125%	BBB+	783,479
27,150	Hartford Financial Services Group Inc	7.875%	Baa2	751,241
24,434	National General Holdings Corp	7.500%	N/R	616,225
9,191	National General Holdings Corp	7.500%	N/R	231,613
30,574	PartnerRe Ltd	7.250%	BBB	787,280
	Total Insurance			6,111,159
	Multi-Utilities – 0.4%
32,500	Algonquin Power & Utilities Corp	6.200%	BB+	905,125
	Thrifts & Mortgage Finance – 0.4%
33,214	New York Community Bancorp Inc	6.375%	Ba2	911,724
	Wireless Telecommunication Services – 0.6%
44,625	United States Cellular Corp	7.250%	Ba1	1,160,250
	Total $25 Par (or similar) Retail Preferred (cost $27,337,324)			28,480,658

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	CORPORATE BONDS – 4.4% (3.0% of Total Investments)
	Automobiles – 0.2%
$350	Ford Motor Co	8.500%	4/21/23	BB+	$381,500
	Chemicals – 0.1%
67	Blue Cube Spinco LLC	9.750%	10/15/23	BB-	69,094
200	CVR Partners LP / CVR Nitrogen Finance Corp, 144A	9.250%	6/15/23	B+	184,458
267	Total Chemicals				253,552

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	Containers & Packaging – 0.1%
$225	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	$288,384
	Entertainment – 0.6%
1,157	Liberty Interactive LLC	8.500%	7/15/29	BB	1,246,667
	Food & Staples Retailing – 0.4%
875	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB-	959,910
	Interactive Media & Services – 0.2%
375	TripAdvisor Inc, 144A	7.000%	7/15/25	BB-	390,937
	Machinery – 0.2%
400	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	417,000
	Media – 0.6%
550	Altice Financing SA, 144A	7.500%	5/15/26	B	582,192
575	ViacomCBS Inc	6.875%	4/30/36	BBB	790,032
1,125	Total Media				1,372,224
	Metals & Mining – 0.1%
225	ArcelorMittal SA	7.250%	10/15/39	BBB-	284,625
	Multiline Retail – 0.4%
700	Nordstrom Inc, 144A	8.750%	5/15/25	Baa2	767,043
	Oil, Gas & Consumable Fuels – 0.3%
715	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	753,431
	Semiconductors & Semiconductor Equipment – 0.4%
715	Amkor Technology Inc, 144A	6.625%	9/15/27	BB	767,102
	Specialty Retail – 0.4%
825	L Brands Inc	6.875%	11/01/35	B+	812,877
	Wireless Telecommunication Services – 0.4%
775	T-Mobile USA Inc	6.500%	1/15/26	BB+	809,875
$8,729	Total Corporate Bonds (cost $9,167,033)				9,505,127

Shares	Description (1)	Coupon	Ratings (6)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.3% (1.6% of Total Investments)
	Banks – 0.9%
575	Bank of America Corp	7.250%	BBB	$855,600
825	Wells Fargo & Co	7.500%	Baa2	1,107,191
	Total Banks			1,962,791

Shares	Description (1)	Coupon	Ratings (6)	Value
	Electric Utilities – 0.5%
8,300	NextEra Energy Inc	6.219%	BBB	$396,325
13,100	Southern Co	6.750%	BBB	609,674
	Total Electric Utilities			1,005,999
	Multi-Utilities – 0.3%
7,800	Sempra Energy	6.750%	N/R	764,478
	Semiconductors & Semiconductor Equipment – 0.6%
1,050	Broadcom Inc	8.000%	N/R	1,309,088
	Total Convertible Preferred Securities (cost $4,807,353)			5,042,356
	Total Long-Term Investments (cost $257,597,860)			310,500,987

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.1% (1.5% of Total Investments)
	REPURCHASE AGREEMENTS – 2.1% (1.5% of Total Investments)
$4,587	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $4,586,895, collateralized by $4,700,100 U.S. Treasury Notes 0.375%, due 9/30/27, value $4,678,804	0.000%	10/01/20	$4,586,895
	Total Short-Term Investments (cost $4,586,895)			4,586,895
	Total Investments (cost $262,184,755) – 146.7%			315,087,882
	Borrowings – (42.4)% (8), (9)			(91,100,000)
	Other Assets Less Liabilities – (4.3)% (10)			(9,205,444)
	Net Assets Applicable to Common Shares – 100%			$214,782,438
Investments in Derivatives
Options Written
Description (11)	Type	Number of Contracts	Notional Amount (12)	Exercise Price	Expiration Date	Value
Russell 2000® Index	Call	(75)	$(11,550,000)	$1,540	10/16/20	$(154,500)
Russell 2000® Index	Call	(215)	(33,325,000)	1,550	10/16/20	(278,425)
Russell 2000® Index	Call	(100)	(15,700,000)	1,570	10/16/20	(109,500)
Russell 2000® Index	Call	(4)	(660,000)	1,650	11/20/20	(6,724)
S&P 500 Index	Call	(50)	(17,000,000)	3,400	10/16/20	(184,750)
Total Options Written (premiums received $725,681)		(444)	$(78,235,000)			$(733,899)

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$52,500,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(5,850,095)	$(5,850,095)

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$169,869,599	$61,998,752	$ —	$231,868,351
$1,000 Par (or similar) Institutional Preferred	—	35,604,495	—	35,604,495
$25 Par (or similar) Retail Preferred	26,852,077	1,628,581	—	28,480,658
Corporate Bonds	—	9,505,127	—	9,505,127
Convertible Preferred Securities	5,042,356	—	—	5,042,356
Short-Term Investments:
Repurchase Agreements	—	4,586,895	—	4,586,895
Investments in Derivatives:
Interest Rate Swaps*	—	(5,850,095)	—	(5,850,095)
Options Written	(733,899)	—	—	(733,899)
Total	$201,030,133	$107,473,755	$ —	$308,503,888

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $85,021,060.
(4)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(7)	Perpetual security. Maturity date is not applicable.
(8)	Borrowings as a percentage of Total Investments is 28.9%.
(9)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $190,168,820 have been pledged as collateral for borrowings.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(11)	Exchange-traded, unless otherwise noted.
(12)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
S&P	Standard & Poor's